Business Combination and Goodwill - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Nov. 19, 2021
Disclosure of detailed information about business combination [line items]
Total consideration		$ 4,557,869
Liabilities incurred		$ 600,000
Shotl Transportation, S.L [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		55.00%
Pivotal Holdings [member]
Disclosure of detailed information about business combination [line items]
Total consideration		$ 1,000,000
Cash transferred	$ 970,000	$ 1,000,000